John Hancock
Disciplined Value Fund
Quarterly portfolio holdings 6/30/2024

Fund’s investments
As of 6-30-24 (unaudited)
	Shares	Value
Common stocks 98.0%		$14,400,591,718
(Cost $10,333,271,364)
Communication services 6.2%		915,050,427
Entertainment 0.7%
Take-Two Interactive Software, Inc. (A)	675,910	105,097,246
Interactive media and services 3.6%
Alphabet, Inc., Class A	2,869,920	522,755,928
Media 0.9%
Omnicom Group, Inc.	1,551,029	139,127,301
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	840,447	148,069,952
Consumer discretionary 6.1%		898,358,434
Hotels, restaurants and leisure 2.2%
Booking Holdings, Inc.	32,050	126,966,075
MGM Resorts International (A)	2,699,379	119,960,403
Starbucks Corp.	931,181	72,492,441
Household durables 0.9%
Lennar Corp., Class A	947,769	142,042,140
Specialty retail 3.0%
AutoNation, Inc. (A)	652,700	104,027,326
AutoZone, Inc. (A)	81,448	241,420,017
Ulta Beauty, Inc. (A)	236,997	91,450,032
Consumer staples 8.0%		1,171,713,627
Beverages 0.6%
Coca-Cola Europacific Partners PLC	1,225,240	89,283,239
Consumer staples distribution and retail 4.1%
Target Corp.	870,065	128,804,423
U.S. Foods Holding Corp. (A)	3,861,575	204,586,244
Walmart, Inc.	3,958,874	268,055,359
Food products 0.7%
The J.M. Smucker Company	881,722	96,142,967
Personal care products 0.8%
Kenvue, Inc.	6,365,396	115,722,899
Tobacco 1.8%
Philip Morris International, Inc.	2,655,862	269,118,496
Energy 10.0%		1,468,862,497
Energy equipment and services 1.7%
NOV, Inc.	2,766,419	52,589,625
Schlumberger, Ltd.	4,212,769	198,758,441
Oil, gas and consumable fuels 8.3%
BP PLC, ADR	2,063,223	74,482,350
Canadian Natural Resources, Ltd.	3,647,386	129,846,942
Cenovus Energy, Inc.	11,954,250	235,020,555
ConocoPhillips	1,648,944	188,606,215
Diamondback Energy, Inc.	1,020,778	204,349,548
Marathon Petroleum Corp.	1,170,123	202,992,938
Phillips 66	1,290,755	182,215,883
2	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials 23.5%		$3,448,382,103
Banks 7.5%
Huntington Bancshares, Inc.	13,667,146	180,132,984
JPMorgan Chase & Co.	3,235,844	654,481,806
Wells Fargo & Company	4,614,423	274,050,582
Capital markets 6.2%
Blue Owl Capital, Inc.	4,123,039	73,183,942
Intercontinental Exchange, Inc.	881,808	120,710,697
LPL Financial Holdings, Inc.	316,098	88,286,171
Morgan Stanley	3,315,675	322,250,453
The Charles Schwab Corp.	1,749,589	128,927,213
The Goldman Sachs Group, Inc.	378,862	171,366,860
Consumer finance 1.6%
American Express Company	983,397	227,705,575
Financial services 5.9%
Berkshire Hathaway, Inc., Class B (A)	1,253,762	510,030,382
Corpay, Inc. (A)	498,387	132,775,281
Fidelity National Information Services, Inc.	2,988,830	225,238,229
Insurance 2.3%
Aon PLC, Class A	318,880	93,616,790
Arthur J. Gallagher & Company	406,062	105,295,937
Chubb, Ltd.	550,138	140,329,201
Health care 12.8%		1,877,704,836
Biotechnology 2.8%
AbbVie, Inc.	1,137,551	195,112,748
Amgen, Inc.	673,508	210,437,575
Health care equipment and supplies 1.2%
Abbott Laboratories	1,744,947	181,317,443
Health care providers and services 6.9%
Cencora, Inc.	1,091,868	245,997,860
Centene Corp. (A)	2,097,934	139,093,024
McKesson Corp.	326,965	190,960,639
The Cigna Group	523,822	173,159,839
UnitedHealth Group, Inc.	531,072	270,453,727
Life sciences tools and services 1.9%
Avantor, Inc. (A)	3,816,973	80,919,828
ICON PLC (A)	606,923	190,252,153
Industrials 12.9%		1,888,108,464
Aerospace and defense 2.0%
General Dynamics Corp.	713,335	206,967,017
Howmet Aerospace, Inc.	1,124,238	87,274,596
Building products 1.8%
Allegion PLC	584,823	69,096,837
Builders FirstSource, Inc. (A)	744,573	103,056,349
Masco Corp.	1,392,152	92,814,774
Construction and engineering 0.6%
WillScot Mobile Mini Holdings Corp. (A)	2,150,047	80,927,769
Ground transportation 1.1%
Norfolk Southern Corp.	736,746	158,171,999
Industrial conglomerates 1.3%
Honeywell International, Inc.	883,094	188,575,893
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	3

	Shares	Value
Industrials (continued)
Machinery 2.3%
Deere & Company	182,596	$68,223,343
Fortive Corp.	1,712,454	126,892,841
Wabtec Corp.	922,531	145,806,025
Professional services 2.2%
Jacobs Solutions, Inc.	1,128,651	157,683,831
Leidos Holdings, Inc.	1,175,630	171,500,904
Trading companies and distributors 1.6%
United Rentals, Inc.	263,343	170,311,818
WESCO International, Inc.	383,576	60,804,468
Information technology 14.1%		2,073,549,304
Electronic equipment, instruments and components 1.5%
Flex, Ltd. (A)	4,986,055	147,038,762
Keysight Technologies, Inc. (A)	575,756	78,734,633
IT services 0.6%
Cognizant Technology Solutions Corp., Class A	1,188,985	80,850,980
Semiconductors and semiconductor equipment 7.3%
Advanced Micro Devices, Inc. (A)	1,170,923	189,935,420
Applied Materials, Inc.	946,496	223,363,591
Lam Research Corp.	69,457	73,961,286
Microchip Technology, Inc.	1,998,900	182,899,350
Micron Technology, Inc.	1,608,825	211,608,752
NXP Semiconductors NV	383,857	103,292,080
Qualcomm, Inc.	413,264	82,313,924
Software 3.1%
Nice, Ltd., ADR (A)	445,272	76,573,426
Oracle Corp.	2,697,485	380,884,882
Technology hardware, storage and peripherals 1.6%
Dell Technologies, Inc., Class C	1,105,192	152,417,029
Hewlett Packard Enterprise Company	4,235,956	89,675,189
Materials 2.5%		369,744,218
Chemicals 0.1%
Olin Corp.	392,998	18,529,856
Construction materials 1.4%
CRH PLC	2,762,929	207,164,416
Metals and mining 1.0%
Kinross Gold Corp.	5,428,433	45,164,563
Teck Resources, Ltd., Class B	2,064,413	98,885,383
Real estate 0.6%		95,863,571
Specialized REITs 0.6%
Extra Space Storage, Inc.	616,843	95,863,571
Utilities 1.3%		193,254,237
Electric utilities 0.7%
FirstEnergy Corp.	2,689,970	102,945,152
Multi-utilities 0.6%
CenterPoint Energy, Inc.	2,915,077	90,309,085

4	JOHN HANCOCK DISCIPLINED VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Yield (%)	Shares	Value
Short-term investments 1.8%			$259,988,165
(Cost $259,988,165)
Short-term funds 1.8%			259,988,165
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2397(B)	259,988,165	259,988,165

Total investments (Cost $10,593,259,529) 99.8%	$14,660,579,883
Other assets and liabilities, net 0.2%	25,256,554
Total net assets 100.0%	$14,685,836,437

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 6-30-24.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE FUND	5

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of June 30, 2024, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	$3,521	$120,334,341	$(120,329,256)	$(8,607)	$1	—	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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